Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	$ 16,500
Investments in affiliates	16,500	$ 148,095
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments in affiliates		$ 148,095
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	16,500
Investments in affiliates	$ 16,500